Segments and Related Information - Schedule of Revenue by Service Offerings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue by service offering
Revenues	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Telecom Wireless
Revenue by service offering
Revenues	122,693	91,673	217,059	175,646
Telecom Wireline
Revenue by service offering
Revenues	44,504	26,287	75,935	48,794
Telecom Power
Revenue by service offering
Revenues	7,976		14,843
Renewables
Revenue by service offering
Revenues	5,381	11,238	7,648	13,518
Recovery Logistics
Revenue by service offering
Revenues	$ 3,668	$ 1,411	$ 16,898	$ 11,764